INITIAL PUBLIC OFFERING (Details Narrative) - Globis Acquisition Corp [Member] - $ / shares		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock		1,904,761
Shares issued, price per share	$ 10.10	$ 10.50
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock	4,188,889
Shares issued, price per share	$ 0.75
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock	11,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock	1,500,000
Shares issued, price per share	$ 10.00
Over-Allotment Option [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share	$ 11.50